Significant accounting policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 EUR (€) segment	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Statements Line Items
Revenue	€ 102,990,000	€ 48,871,000	€ 17,416,000
Amount drawn		25,000,000
Residual values	0
Borrowing costs capitalized	€ 2,932,000	€ 1,989,000	€ 2,188,000
Weighted average borrowing costs (as a percent)	7.17%	8.90%	9.13%
Impairment loss	€ 0
Reversal of impairment loss		€ 0	€ 0
Number of operating segment | segment	1
Number of reportable segment | segment	1
Optional lease payments not included in the measurement of the lease liability	€ 34,300,000	34,201,000	12,548,000
Revenue from pre-launch products	0	0	0
Impairment to property, plant and equipment	€ 22,810,000
Buildings
Statements Line Items
Renewal term of the lease	5 years
Minimum
Statements Line Items
Renewal term of the lease	5 years
Maximum
Statements Line Items
Renewal term of the lease	10 years
Product
Statements Line Items
Revenue	€ 457,000	556,000	8,617,000
Product | Goods or services transferred at point in time
Statements Line Items
Revenue	€ 0	€ 0	€ 0